Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Net Income for the fiscal year	$ 587,675,141	$ 126,972,326	$ 138,749,520
Banco Macro SA Bizland SAU Union Transitoria [Member]
Disclosure of joint ventures [line items]
Proportional Bank's interest	50.00%
Financial position	$ 828,510	2,001,551
Net Income for the fiscal year	$ 514,407	1,005,610
Finova SA [Member]
Disclosure of joint ventures [line items]
Proportional Bank's interest	50.00%
Financial position	$ 94,550	219,021
Net Income for the fiscal year	$ (124,470)	$ (39,119)